Retirement Plans	12 Months Ended
Dec. 31, 2014
Retirement Plans
Retirement Plans

Note 11. Retirement Plans

        WAPA, a wholly owned subsidiary of the Company, makes contributions to the Televicentro de Puerto Rico Special Retirement Benefits (the "Retirement Plan"). The Retirement Plan is available to all reporters and union employees after completing three (3) months of service. Eligible employees, those meeting active service minimums and minimum age requirements, are eligible to receive a one-time lump sum payment at retirement, of two (2) weeks per year of service capped at a maximum payment of forty-five (45) weeks. The number of retirees is capped at five (5) per year. There are 155 participants in the Retirement Plan.

        Following is the plan's projected benefit obligation for the years ended December 31, 2014 and 2013. (amounts in thousands):

	2014	2013
Projected benefit obligation:
Balance, beginning of the year	$2,114	$2,127
Service cost	82	83
Interest cost	105	84
Actuarial gain (loss)	457	(157)
Benefits paid to participants	(76)	(23)

Balance, end of year	$2,682	$2,114

        At December 31, 2014, 2013 and 2012, the funded status of the plan was as follows (amounts in thousands):

	2014	2013	2012
Excess of benefit obligation over the value of plan assets	$(2,682)	$(2,114)	$(2,127)
Unrecognized net actuarial loss	904	473	666
Unrecognized prior service cost	86	103	122

Accrued benefit cost	$(1,692)	$(1,538)	$(1,339)

        The plan is unfunded. As such, the Company is not required to make annual contributions to the plan.

        At December 31, 2014 and 2013, the amounts recognized in the consolidated balance sheets were classified as follows (amounts in thousands):

	2014	2013
Accrued benefit cost	$(2,682)	$(2,114)
Accumulated other comprehensive loss	990	576

Net amount recognized	$(1,692)	$(1,538)

        Amounts recorded in accumulated other comprehensive loss are reported net of tax.

        The benefits expected to be paid in each of the next five years and thereafter are as follows (amounts in thousands):

Years Ending December 31,	Amount
2015	$52
2016	106
2017	125
2018	216
2019 through 2024	998

$1,497

        For the years ended December 31, 2014 and 2013, the following weighted-average rates were used:

	2014	2013
Discount rate on the benefit obligation	3.80%	4.95%
Rate of employee compensation increase	4.00%	4.00%

        Pension expense for the years ended December 31, 2014, 2013 and 2012, consists of the following (amounts in thousands):

	2014	2013	2012
Service cost	$82	$83	$60
Interest cost	105	84	90
Expected return on plan assets	—	—	—
Recognized actuarial loss (gain)	—	—	—
Amortization of prior service cost	17	19	21
Net loss amortization	27	36	21

	$231	$222	$192

        WAPA, makes contributions to the Newspaper Guild International Pension Plan (the "Plan" or "TNGIPP"), a multiemployer pension plan with a plan year end of December 31 that provides defined benefits to certain employees covered by two collective bargaining agreements (the "CBAs"), which expire on July 23, 2015 and June 27, 2016, respectively. WAPA's contribution rates to the Plan are generally determined in accordance with the provisions of the CBAs.

        The risks in participating in such a plan are different from the risks of single-employer plans, in the following respects:

•	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employer.
•	If a participating employer ceases to contribute to a multiemployer plan, the unfunded obligation of the plan may be borne by the remaining participating employer.

        Under current law regarding multiemployer defined benefit plans, a plan's termination, WAPA's voluntary withdrawal, or the mass withdrawal of all contributing employers from any underfunded multiemployer defined benefit plan would require us to make payments to the plan for our proportionate share of the multiemployer plan's unfunded vested liabilities. WAPA has received Annual Funding Notices, Report of Summary Plan Information, Critical Status Notices ("Notices") and a Rehabilitation Plan, as defined by the Pension Protection Act of 2006 ("PPA"), from the Plan. The Notices indicate that the Plan actuary has certified that the Plan is in critical status, the "Red Zone", as defined by the PPA, and that a plan of rehabilitation ("Rehabilitation Plan") was adopted by the Trustees of the Plan ("Trustees") on May 1, 2010. On May 29, 2010, the Trustees sent WAPA a Notice of Reduction and Adjustment of Benefits Due to Critical Status explaining all changes adopted under the Rehabilitation Plan, including the reduction or elimination of benefits referred to as "adjustable benefits." In connection with the adoption of the Rehabilitation Plan, most of the Plan participating unions and contributing employers (including the Newspaper Guild International and WAPA), agreed to one of the "schedules" of changes as set forth under the Rehabilitation Plan. The Company elected the "preferred schedule" and executed a Memorandum of Agreement, effective May 27, 2010 (the "MOA") and agreed to the following contribution rate increases: 3.0% beginning on January 1, 2013; an additional 3.0% beginning on January 1, 2014; and an additional 3.0% beginning on January 1, 2015.

        The surcharges and effect of the Rehabilitation Plan as described above are not anticipated to have a material effect on the Company's results of operations. However, in the event other contributing employers are unable to, or fail to, meet their ongoing funding obligations, the financial impact on WAPA to contribute to any plan underfunding may be material. In addition, if a United States multiemployer defined benefit plan fails to satisfy certain minimum funding requirements, the Internal Revenue Service may impose a nondeductible excise tax of 5.0% on the amount of the accumulated funding deficiency for those employers contributing to the fund.

        WAPA could also be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) due to the unfunded vested benefits of the Plan, in the event that WAPA withdrew from the plan during the five-year period beginning on the effective date of the MOA. The withdrawal liability (which could be material) in the event of the foregoing, would equal the total lump sum of contributions that WAPA would have been obligated to pay the Plan through the date of withdrawal, under the "default schedule" of the Rehabilitation Plan (5.0% surcharge in the initial year and 10% for each successive year thereafter the plan is in critical status), less any contributions actually paid by WAPA to the Plan under the "preferred schedule."

        Further information about the Plan is presented in the table below (amounts in thousands):

		Pension Protection Act Zone Status	Funding Improvement Plan/Rehabilitation Plan	WAPA's Contribution				Expiration Date of Collective Bargaining Agreements
							Surcharge Imposed
Pension Fund	EIN	2013	Status	2014	2013	2012
TNGIPP (Plan No. 001)	52-1082662	Red	Implemented	$144	$144	$113	Yes	July 21, 2015 June 27, 2016